INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Taxable reversals of (tax deductible) write-downs on shares and receivables	$ 630	$ (922)	$ (498)
Juros sobre o Capital Próprio	(37)	(32)	(73)
Non taxable gain on bargain purchase	0	0	(60)
Taxable income (tax loss) of AMTFS	0	(8)	47
Other permanent items	121	(31)	163
Total permanent items	$ 714	$ (993)	$ (421)